FORM 13F

                INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
              MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES
                    EXCHANGE ACT OF 1934 AND RULES THEREUNDER
                       Securities and Exchange Commission
                             Washington, D.C. 20549
                      [Adopted in Release No.34-14852, (P.  81,610),
                          June 15, 1978, 43 F.R. 26700]
              Report for the Calendar Quarter Ended March 31, 1999
                         ------------------------------
                (Please read instructions before preparing form)
                         ------------------------------

                        If amended report check here: [ ]

Name of Institutional Investment Manager:

                       INTEGRAL CAPITAL MANAGEMENT IV, LLC

Business Address:

Street   2750 Sand Hill Road
City     Menlo Park
State    California
Zip      94025

Name, Phone No. and Title of Person Duly Authorized to Submit This Report:

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ATTENTION -- Intentional misstatements or omissions of facts constitute Federal Criminal Violations. See 18 U.S.C. 1001 and 15 U.S. C. 78ff(a).
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         The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete, it is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

         Pursuant to the requirements of the Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Menlo Park and State of California on the 7th day of May, 1999.

                                      INTEGRAL CAPITAL MANAGEMENT IV, LLC
                                      ------------------------------------------
                                      (Name of Institutional Investment Manager)

                                      /s/ Pamela K. Hagenah
                                      ------------------------------------------
                                      (Manual Signature of Person Duly
                                       Authorized to Submit This Report)

Name and 13F file number of ALL Institutional Investment mangers with respect to which this schedule is filed (other than the one filing this report) (List in alphabetical order).

         13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                   13F File No.:   Name:                      13F File No.:
1. None*                                  8. __________________________________
2. __________________________________     9. __________________________________
3. __________________________________    10. __________________________________
4. __________________________________    11. __________________________________
5. __________________________________    12. __________________________________
6. __________________________________    13. __________________________________
7. __________________________________    14. __________________________________

*Integral Capital Management IV, LLC is deemed to exercise sole investment discretion with respect to securities held by the investment partnership which it serves as the general partner. Accordingly, such investment partnership has no separate reporting requirements pursuant to Rule 13F-1.

PAGE   2 OF 5
                              FORM 13F   NAME OF REPORTING MANAGER - INTEGRAL CAPITAL MANAGEMENT IV, LLC

                              AS OF 3/31/99                                                            _____________________________
                                                                                                                S.E.C. USE ONLY

                                                                               ITEM 6-INV. DISC.                    ITEM 8
                                ITEM 2      ITEM 3      ITEM 4     ITEM 5    -------------------- ITEM     VOTING AUTHORITY (SHARES)
           ITEM 1               TITLE       CUSIP     FAIR MARKET SHARES OR        SHARED  SHARED  7      --------------------------
       NAME OF ISSUER          OF CLASS     NUMBER      VALUE    PPL AMOUNT  SOLE  AS DEF  /OTHER MGRS    SOLE      SHARED    NONE
       --------------          --------     ------      -----    ----------  ----  ------  ------ ----    ----      ------    ----

FLEXTRONICS INTL LTD          ORD         Y2573F102   22,827,600     447,600   X                         447,600       0       0

ALLAIRE CORP                  COMM STK    016714107      883,320      12,990   X                          12,990       0       0

ALTERA CORP                   COMM STK    021441100    4,438,700      74,600   X                          74,600       0       0

AMAZON COM INC                COMM STK    023135106    8,268,684      48,020   X                          48,020       0       0

AMERICA ONLINE INC DEL        COMM STK    02364J104   48,493,242     329,886   X                         329,886       0       0

BROADCOM CORP                 COMM STK    111320107    2,809,607      45,592   X                          45,592       0       0

CARRIER ACCESS CORP           COMM STK    144460102   10,700,050     138,400   X                         138,400       0       0

CISCO SYSTEMS INC             COMM STK    17275R102   13,895,264     126,825   X                         126,825       0       0

CITRIX SYS INC                COMM STK    177376100   10,502,675     275,480   X                         275,480       0       0

COMPUTER LITERACY INC         COMM STK    20520N108      151,661       6,630   X                           6,630       0       0

CONCORD COMMUNICATIONS INC    COMM STK    206186108    2,663,040      46,720   X                          46,720       0       0

CORSAIR COMMUNICATIONS INC    COMM STK    220406102    2,288,518     446,540   X                         446,540       0       0

CSG SYS INTL INC              COMM STK    126349109    1,971,875      50,000   X                          50,000       0       0

DELL COMPUTER CORP            COMM STK    247025109    8,943,450     218,800   X                         218,800       0       0

DIGITAL GENERATION SYS INC    COMM STK    253921100    2,936,399     670,751   X                         670,751       0       0

E M C CORP MASS               COMM STK    268648102   12,708,570      99,480   X                          99,480       0       0

E-TEK DYNAMICS INC            COMM STK    269240107       45,561       1,270   X                           1,270       0       0

     COLUMN TOTAL                                    154,528,216



PAGE 3 OF 5
                              FORM 13F   NAME OF REPORTING MANAGER - INTEGRAL CAPITAL MANAGEMENT IV, LLC

                              AS OF 3/31/99                                                            _____________________________
                                                                                                                 S.E.C. USE ONLY

                                                                               ITEM 6-INV. DISC.                    ITEM 8
                                ITEM 2      ITEM 3      ITEM 4     ITEM 5    -------------------- ITEM     VOTING AUTHORITY (SHARES)
           ITEM 1               TITLE       CUSIP     FAIR MARKET SHARES OR        SHARED  SHARED  7      --------------------------
       NAME OF ISSUER          OF CLASS     NUMBER      VALUE    PPL AMOUNT  SOLE  AS DEF  /OTHER MGRS    SOLE      SHARED    NONE
       --------------          --------     ------      -----    ----------  ----  ------  ------ ----    ----      ------    ----

EXCHANGE APPLICATIONS         COMM STK    300867108       64,320       2,560   X                           2,560       0       0

EXCITE INC                    COMM STK    300904109   20,892,200     149,230   X                         149,230       0       0

EXODUS COMMUNICATIONS INC     COMM STK    302088109    3,346,360      24,880   X                          24,880       0       0

GATEWAY 2000 INC              COMM STK    367833100   10,234,324     149,270   X                         149,270       0       0

GENESYS TELECOMMUNICATION LAB COMM STK    371931106    5,449,010     361,760   X                         361,760       0       0

HEALTHEON CORP                COMM STK    422209106    4,233,135      99,530   X                          99,530       0       0

HEARTPORT INC                 COMM STK    421969106      622,401     129,330   X                         129,330       0       0

HI/FN INC                     COMM STK    428358105    2,818,875      75,170   X                          75,170       0       0

INCYTE PHARMACEUTICALS INC    COMM STK    45337C102    4,906,284     244,550   X                         244,550       0       0

INFOSPACE COM INC             COMM STK    45678T102    3,570,701      40,290   X                          40,290       0       0

INKTOMI CORP                  COMM STK    457277101   10,485,510     122,280   X                         122,280       0       0

INTERNATIONAL INTEGRATION INC COMM STK    459398106    1,529,600      47,800   X                          47,800       0       0

INTERNATIONAL NETWORK SVCS    COMM STK    460053101   12,837,028     183,550   X                         183,550       0       0

INTRAWARE INC                 COMM STK    46118M103      408,237      10,190   X                          10,190       0       0

INTUIT                        COMM STK    461202103    8,333,325      81,900   X                          81,900       0       0

I2 TECHNOLOGIES INC           COMM STK    465754109   10,514,371     395,370   X                         395,370       0       0

KENDLE INTERNATIONAL INC      COMM STK    48880L107      300,466      14,930   X                          14,930       0       0

     COLUMN TOTAL                                    100,546,148


PAGE   4 OF 5
                              FORM 13F   NAME OF REPORTING MANAGER - INTEGRAL CAPITAL MANAGEMENT IV, LLC

                              AS OF 3/31/99                                                            _____________________________
                                                                                                                S.E.C. USE ONLY

                                                                               ITEM 6-INV. DISC.                   ITEM 8
                                ITEM 2      ITEM 3      ITEM 4     ITEM 5    -------------------- ITEM     VOTING AUTHORITY (SHARES)
           ITEM 1               TITLE       CUSIP     FAIR MARKET SHARES OR        SHARED  SHARED  7      --------------------------
       NAME OF ISSUER          OF CLASS     NUMBER      VALUE    PPL AMOUNT  SOLE  AS DEF  /OTHER MGRS    SOLE      SHARED    NONE
       --------------          --------     ------      -----    ----------  ----  ------  ------ ----    ----      ------    ----

KULICKE & SOFFA INDS INC      COMM STK    501242101        2,273          90   X                              90       0       0

LEVEL ONE COMMUNICATIONS INC  COMM STK    527295109    8,464,154     174,070   X                         174,070       0       0

LINEAR TECHNOLOGY CORP        COMM STK    535678106    5,097,325      99,460   X                          99,460       0       0

MACROVISION CORP              COMM STK    555904101    1,739,370      47,010   X                          47,010       0       0

MARKETWATCH COM INC           COMM STK    570619106       76,091       1,030   X                           1,030       0       0

MICRON ELECTRONICS INC        COMM STK    595100108    2,338,955     199,060   X                         199,060       0       0

MICROSOFT CORP                COMM STK    594918104    4,459,740      49,760   X                          49,760       0       0

MICRO WHSE INC                COMM STK    59501B105    3,343,519     207,350   X                         207,350       0       0

MOTOROLA                      COMM STK    620076109    3,604,633      49,210   X                          49,210       0       0

NANOGEN INC                   COMM STK    630075109    1,461,075     151,800   X                         151,800       0       0

NEW ERA OF NETWORKS INC       COMM STK    644312100    9,478,903     139,910   X                         139,910       0       0

PCORDER COM INC               CL A        70453H107      288,788       5,100   X                           5,100       0       0

PEREGRINE  SYSTEMS INC        COMM STK    71366Q101    2,816,430      83,760   X                          83,760       0       0

PHARMACYCLICS INC             COMM STK    716933106    5,995,275     363,350   X                         363,350       0       0

PLATINUM SOFTWARE CORP        COMM STK    72764R105    9,443,245   1,280,440   X                       1,280,440      0       0

PMC-SIERRA INC                COMM STK    69344F106   14,163,465     198,960   X                         198,960       0       0

RAMBUS INC DEL                COMM STK    750917106    4,805,594      74,650   X                          74,650       0       0

     COLUMN TOTAL                                     77,578,833



PAGE  5 OF 5
                              FORM 13F   NAME OF REPORTING MANAGER - INTEGRAL CAPITAL MANAGEMENT IV, LLC

                              AS OF 3/31/99                                                            _____________________________
                                                                                                               S.E.C. USE ONLY

                                                                               ITEM 6-INV. DISC.                    ITEM 8
                                ITEM 2      ITEM 3      ITEM 4     ITEM 5    -------------------- ITEM     VOTING AUTHORITY (SHARES)
           ITEM 1               TITLE       CUSIP     FAIR MARKET SHARES OR        SHARED  SHARED  7      --------------------------
       NAME OF ISSUER          OF CLASS     NUMBER      VALUE    PPL AMOUNT  SOLE  AS DEF  /OTHER MGRS    SOLE      SHARED    NONE
       --------------          --------     ------      -----    ----------  ----  ------  ------ ----    ----      ------    ----

REMEDY CORP                   COMM STK    759548100    3,483,060     248,790   X                         248,790       0       0

SAPIENT CORP                  COMM STK    803062108    1,810,070      25,360   X                          25,360       0       0

SIEBEL SYS INC                COMM STK    826170102    5,608,325     118,070   X                         118,070       0       0

SUN MICROSYSTEMS INC          COMM STK    866810104    4,886,192      39,070   X                          39,070       0       0

SYNOPSYS                      COMM STK    871607107   10,425,350     193,960   X                         193,960       0       0

TEKELEC                       COMM STK    879101103    3,192,272     436,550   X                         436,550       0       0

TICKETMASTER ONLINE-CITYSEARC CLASS B     88633P203       85,744       2,550   X                           2,550       0       0

VIGNETTE CORP                 COMM STK    926734104    1,535,100      20,400   X                          20,400       0       0

YAHOO INC                     COMM STK    984332106   11,729,003      69,660   X                          69,660       0       0

     COLUMN TOTAL                                     42,755,115

     GRAND TOTAL                                     375,408,311




